Short -Term Investments (Tables)	12 Months Ended
Jun. 30, 2021
Short Term Investments [Abstract]
Summary of Short Term Investments	The Company’s short-term investments are comprised of the following:

	June 30, 2021	June 30, 2020

Investment grade securities	$—	$16,990
Term deposits	360	360

	$360	$17,350